Other Accounts Payable - Summary of Other Accounts Payable (Detail) S/ in Thousands	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)
Disclosure Of Other Payables [line items]
Advances received from customers	S/ 309,590		S/ 307,839
Salaries and other payable	77,386		92,313
Put option liability on Morelco acquisition (Note 32-b)	118,622		106,444
Third-party loans	11,608		11,619
Other taxes payable	115,862		108,457
Acquisition of non-controlling interest (Note 35-a)	27,596		22,697
Guarantee deposits	23,744		16,445
Provision of interest for debt with suppliers | $		$ 16,425		$ 16,055
Other accounts payables | $		54,470		100,394
Other payables	901,638		965,964
Advances received from customers, current	278,490		270,714
Salaries and other payable, current	77,386		92,313
Put option liability on Morelco acquisition, current	79,096		71,341
Third-party loans, current	9,533		9,545
Other taxes payable, current	102,240		88,248
Acquisition of non-controlling interest (Note 35-a), current	27,596		22,697
Guarantee Deposits, Current	23,744		16,445
Provision of interest for debt with suppliers, current | $				4,326
Other accounts payables, current | $		33,356		58,420
Other payables, current	718,406		669,674
Advances received from customers, not current	31,100		37,125
Payables related parties, not current	36,297		22,583
Put option liability on Morelco acquisition (Note 33-b), not current	39,526		35,103
Third-party loans, not current	2,075		2,074
Other taxes payable, not current	13,622		20,209
Provision of interest for debt with suppliers, non current | $		16,425		11,729
Other accounts payables, not current | $		$ 21,114		$ 41,974
Other payables, not current	183,232		296,290
Consorcio Ductos del Sur payable [member]
Disclosure Of Other Payables [line items]
Payables related parties	88,206		148,076
Payables related parties, current	28,836
Payables related parties, not current	59,370		148,076
Consorcio Rio Mantaro [member]
Disclosure Of Other Payables [line items]
Payables related parties	58,129		35,625
Payables related parties, current	S/ 58,129		S/ 35,625